Data Compare Summary (Total)
Run Date - 1/31/2020 4:51:40 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	43	0.00%	208
Amortization Term	74	151	49.01%	208
Amortization Type	0	130	0.00%	208
Balloon Flag	0	14	0.00%	208
Borrower First Name	0	131	0.00%	208
Borrower Last Name	1	143	0.70%	208
Borrower SSN	3	130	2.31%	208
City	1	164	0.61%	208
Coborrower First Name	1	58	1.72%	208
Coborrower Last Name	1	58	1.72%	208
Coborrower SSN	3	57	5.26%	208
Contract Sales Price	1	86	1.16%	208
Doc Type	2	87	2.30%	208
First Payment Date	0	130	0.00%	208
Index Type	1	25	4.00%	208
Interest Only	0	43	0.00%	208
Interest Only Period	0	39	0.00%	208
Interest Rate Change Frequency	0	25	0.00%	208
Interest Rate Initial Cap	21	25	84.00%	208
Interest Rate Initial Floor	25	25	100.00%	208
Interest Rate Life Cap	25	25	100.00%	208
Interest Rate Life Floor	25	25	100.00%	208
Interest Rate Life Max	0	25	0.00%	208
Interest Rate Life Min	0	25	0.00%	208
Investor: Qualifying Total Debt Ratio	19	86	22.09%	208
Lien Position	0	152	0.00%	208
Lookback Period	0	25	0.00%	208
LTV Valuation Value	15	195	7.69%	208
Margin	16	45	35.56%	208
Note Date	43	195	22.05%	208
Occupancy	0	152	0.00%	208
Original CLTV	13	152	8.55%	208
Original Interest Rate	12	152	7.89%	208
Original Loan Amount	0	165	0.00%	208
Original LTV	18	165	10.91%	208
Original P&I	21	108	19.44%	208
Original Term	0	66	0.00%	208
Origination Company Name	14	29	48.28%	208
Originator Loan Designation	36	111	32.43%	208
Other Financing - Lien Position 2 - Current Balance	54	86	62.79%	208
Property Type	69	152	45.39%	208
Purpose	21	193	10.88%	208
Refi Purpose	2	64	3.13%	208
Representative FICO	8	130	6.15%	208
Rounding Factor	0	25	0.00%	208
State	0	164	0.00%	208
Zip	0	160	0.00%	208
Total	545	4,436	0.00%	208